Long-term Debt and Capital Structure - Schedule of Long Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt Discounts and Transaction Costs	$ (77)	$ (84)
Long-term debt	9,164	9,513
Current Portion of Long-Term Debt	682
Long-Term Portion	8,482	9,513	$ 6,332
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	9,241	9,597
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 9,241	$ 9,597